Condensed Consolidated Statements of Operations and Loss (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
Diiluted loss per share	$ (0.37)	$ (0.54)	$ (0.76)	$ (0.99)